Investments (Tables)	6 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Investments
The Company’s investments, excluding cash surrender value of insurance contracts of $75.9 at both June 30, 2016 and December 31, 2015, consisted of the following:

	Cost Basis	Unrealized Gain	Fair Value
As of June 30, 2016
Short-term investments
Certificates of deposit	$26.6	$—	$26.6
Long-term investments
Assets held in a rabbi trust	$7.7	$0.4	$8.1

As of December 31, 2015
Short-term investments
Certificates of deposit	$39.9	$—	$39.9
Long-term investments
Assets held in a rabbi trust	$9.3	$—	$9.3